Post-employment Benefits - Schedule of Sensitivity Analysis for Funded Plans (Details) - Funded - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount Rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	$ (576)	$ (637)
Decrease of 25 basis points	635	697
Expected Rates of Salary Increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	122	137
Decrease of 25 basis points	(120)	(134)
Interest Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	189	206
Decrease of 25 basis points	(185)	(199)
Inflation
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	121	134
Decrease of 25 basis points	(118)	(130)
Life Expectancy
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	145	177
Decrease of 25 basis points	$ (145)	$ (176)